SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 055	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EIN	61-1088522
Plan number	055
Contributions Not corrected	$ 0
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 24,930,070